Portfolio of investments—November 30, 2023 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 1.59%
FHLMC	4.00%	5-1-2025	$69,074	$68,865
FHLMC Multifamily Structured Pass-Through Certificates Series Q004 Class AFL (12 Month Treasury Average+0.74%)±	5.67	5-25-2044	280,333	280,097
FHLMC Structured Pass-Through Certificates Series T-42 Class A6	9.50	2-25-2042	193,501	210,620
FHLMC Structured Pass-Through Certificates Series T-57 Class 2A1±±	3.93	7-25-2043	45,384	41,690
FHLMC Structured Pass-Through Certificates Series T-59 Class 2A1±±	3.81	10-25-2043	469,739	364,780
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	4.80	4-1-2038	65,918	66,666
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	5.25	4-1-2032	10,364	10,322
FHLMC (3 Year Treasury Constant Maturity+2.09%)±	3.66	5-1-2026	880	868
FHLMC (RFUCCT1Y+1.91%)±	6.16	9-1-2031	1,538	1,528
FHLMC Series 2597 Class AE	5.50	4-15-2033	6,312	6,241
FHLMC Series 3735 Class KL	3.50	10-15-2025	56,120	54,930
FNMA	6.00	3-1-2033	43,923	44,357
FNMA	6.50	8-1-2031	102,862	104,990
FNMA	9.00	11-1-2024	4,183	4,170
FNMA (1 Year Treasury Constant Maturity+1.27%)±	3.57	8-1-2034	44,991	44,263
FNMA (1 Year Treasury Constant Maturity+2.19%)±	6.32	11-1-2031	20,486	20,299
FNMA (1 Year Treasury Constant Maturity+2.28%)±	5.51	8-1-2036	330,468	337,174
FNMA (RFUCCT1Y+1.77%)±	5.35	7-1-2044	217,625	223,019
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	12,539	13,516
FNMA Series 2002-T12 Class A4	9.50	5-25-2042	296,690	304,603
FNMA Series 2003-W11 Class A1±±	6.45	6-25-2033	3,530	3,517
FNMA Series 2003-W6 Class 6A±±	4.14	8-25-2042	221,899	211,463
FNMA Series 2003-W6 Class PT4±±	8.25	10-25-2042	29,778	31,376
FNMA Series 2005-84 Class MB	5.75	10-25-2035	74,902	74,341
FNMA Series 2006-W1 Class 2AF2 (30 Day Average U.S. SOFR+0.30%)±	5.63	2-25-2046	466,657	461,528
FNMA Series 2010-37 Class A1	5.41	5-25-2035	51,595	51,204
FNMA Series 2011-48 Class CN	4.00	6-25-2026	66,347	64,846
GNMA%%	6.00	12-1-2053	6,185,000	6,229,314
GNMA Series 2005-27 Class PA	4.50	4-20-2035	17,293	16,837
Total agency securities (Cost $9,411,235)				9,347,424
Asset-backed securities: 17.16%
ACHM Trust Series 2023-HE2 Class A144A±±	7.50	10-25-2038	2,040,000	2,058,828
Anchorage Capital CLO 6 Ltd. Series 2015-6A Class B2RR (U.S. SOFR 3 Month+2.11%)144A±	7.51	7-15-2030	4,000,000	3,998,535
Apex Credit CLO Ltd. Series 2017-2A Class BR (U.S. SOFR 3 Month+1.86%)144A±	7.26	9-20-2029	3,000,000	2,968,749
Aqua Finance Trust Series 2021-A Class A144A	1.54	7-17-2046	1,458,038	1,287,813
Arm Master Trust LLC Series 2023-T1 Class A144A	6.56	2-17-2025	2,016,000	2,014,512
Auburn CLO Ltd. Series 2017-1A Class A2A (U.S. SOFR 3 Month+1.88%)144A±	7.30	10-20-2030	470,000	466,634
Avis Budget Rental Car Funding AESOP LLC Series 2019-2A Class A144A	3.35	9-22-2025	4,330,000	4,263,904
See accompanying notes to portfolio of investments
Allspring Short-Term Bond Plus Fund | 1

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A Class B144A	2.68%	8-20-2026	$2,220,000	$2,088,609
BHG Securitization Trust Series 2021-A Class A144A	1.42	11-17-2033	1,118,520	1,046,449
BHG Securitization Trust Series 2021-A Class B144A	2.79	11-17-2033	1,335,000	1,171,901
Black Diamond CLO Ltd. Series 2017-1A Class A1AR (U.S. SOFR 3 Month+1.31%)144A±	6.71	4-24-2029	1,268,521	1,265,207
Bojangles Issuer LLC Series 2020-1A Class A2144A	3.83	10-20-2050	2,186,062	2,018,837
BRAVO Residential Funding Trust Series 2021-HE2 Class A1 (30 Day Average U.S. SOFR+0.75%)144A±	6.08	11-25-2069	1,556,727	1,529,037
Cajun Global LLC Series 2021-1 Class A2144A	3.93	11-20-2051	970,000	846,254
CFMT LLC Series 2021-AL1 Class B144A	1.39	9-22-2031	859,727	830,373
CIFC Funding Ltd. Series 2018-1A Class A (U.S. SOFR 3 Month+1.26%)144A±	6.66	4-18-2031	3,926,538	3,911,306
Commonbond Student Loan Trust Series 2018-BGS Class A1144A	3.56	9-25-2045	667,476	622,722
Contimortgage Home Equity Loan Trust Series 1996-2 Class IOƒ±±	0.00	7-15-2027	356,263	4,651
CPS Auto Receivables Trust Series 2021-A Class D144A	1.16	12-15-2026	3,826,639	3,728,958
Domino’s Pizza Master Issuer LLC Series 2015-1A Class A2II144A	4.47	10-25-2045	3,069,000	2,967,072
Dryden 72 CLO Ltd. Series 2019-72A Class CR (U.S. SOFR 3 Month+2.11%)144A±	7.49	5-15-2032	1,000,000	959,951
DT Auto Owner Trust Series 2020-2A Class C144A	3.28	3-16-2026	175,949	175,584
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 (U.S. SOFR 1 Month+1.24%)±	6.57	9-25-2033	106,098	102,958
Exeter Automobile Receivables Trust Series 2021-3A Class C	0.96	10-15-2026	1,542,024	1,508,953
FIGRE Trust Series 2023-HE2 Class A144A±±	6.51	5-25-2053	1,464,746	1,463,680
FirstKey Homes Trust Series 2021-SFR1 Class C144A	1.89	8-17-2038	1,835,000	1,617,282
FirstKey Homes Trust Series 2021-SFR2 Class B144A	1.61	9-17-2038	2,235,000	1,963,319
Five Guys Holdings, Inc. Series 2023-1A Class A2144A	7.55	1-26-2054	615,000	617,704
FREED Mortgage Trust Series 2022-HE1 Class A144A	7.00	10-25-2037	2,001,633	1,980,189
FS Rialto Issuer Ltd. Series 2021-FL3 Class B (U.S. SOFR 1 Month+1.91%)144A±	7.24	11-16-2036	2,000,000	1,900,924
Gracie Point International Funding Series 2022-1A Class B (30 Day Average U.S. SOFR+2.75%)144A±	8.08	4-1-2024	735,540	737,731
Hertz Vehicle Financing LLC Series 2021-1A Class A144A	1.21	12-26-2025	2,325,000	2,231,501
HGI CRE CLO Ltd. Series 2021-FL1 Class A (U.S. SOFR 1 Month+1.16%)144A±	6.49	6-16-2036	1,017,108	989,384
HGI CRE CLO Ltd. Series 2021-FL2 Class C (U.S. SOFR 1 Month+1.91%)144A±	7.24	9-17-2036	1,000,000	953,534
Jonah Energy ABS I LLC Series 2022-1 Class A1144A	7.20	12-10-2037	2,387,823	2,377,678
Madison Park Funding XX Ltd. Series 2016-20A Class BR (U.S. SOFR 3 Month+1.81%)144A±	7.20	7-27-2030	1,570,000	1,544,455
Marlette Funding Trust Series 2021-2A Class B144A	1.06	9-15-2031	294,334	293,302
MF1 Ltd. Series 2022-FL8 Class A (U.S. SOFR 1 Month+1.35%)144A±	6.68	2-19-2037	3,800,000	3,708,466
MF1 Multifamily Housing Mortgage Loan Trust Series 2021-FL5 Class A (U.S. SOFR 1 Month+0.96%)144A±	6.29	7-15-2036	615,328	606,226
MNR ABS Issuer I LLC‡	8.12	12-15-2038	1,070,000	1,070,000
See accompanying notes to portfolio of investments
2 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Navient Private Education Refinance Loan Trust Series 2021-EA Class A144A	0.97%	12-16-2069	$2,020,694	$1,711,102
Octagon Investment Partners 30 Ltd. Series 2017-1A Class A2R (U.S. SOFR 3 Month+1.71%)144A±	7.13	3-17-2030	2,190,000	2,154,627
Octane Receivables Trust Series 2021-1A Class A144A	0.93	3-22-2027	240,475	236,439
Octane Receivables Trust Series 2022-2A Class A144A	5.11	2-22-2028	912,825	903,115
Octane Receivables Trust Series 2023-1A Class A144A	5.87	5-21-2029	526,794	525,135
Octane Receivables Trust Series 2023-1A Class B144A	5.96	7-20-2029	645,000	637,248
OnDeck Asset Securitization Trust LLC Series 2021-1A Class A144A	1.59	5-17-2027	2,855,000	2,776,438
Pagaya AI Debt Selection Trust Series 2021-HG1 Class A144A	1.22	1-16-2029	1,004,698	972,303
Pagaya AI Debt Selection Trust Series 2023-1 Class A144A	7.56	7-15-2030	2,102,097	2,108,540
PFS Financing Corp. Series 2021-A Class A144A	0.71	4-15-2026	2,010,000	1,970,773
PFS Financing Corp. Series 2021-A Class B144A	0.96	4-15-2026	1,000,000	978,658
Prodigy Finance CM2021-1 DAC Series 2021-1A Class A (U.S. SOFR 1 Month+1.36%)144A±	6.71	7-25-2051	1,154,114	1,142,773
Service Experts Issuer LLC Series 2021-1A Class A144A	2.67	2-2-2032	1,726,045	1,580,586
SLM Student Loan Trust Series 2003-10A Class A4 (90 Day Average U.S. SOFR+0.93%)144A±	6.15	12-17-2068	1,843,227	1,800,709
SLM Student Loan Trust Series 2013-1 Class A3 (30 Day Average U.S. SOFR+0.66%)±	5.99	5-26-2055	553,722	540,001
Sound Point CLO Ltd. Series 2015-1RA Class BR (U.S. SOFR 3 Month+1.81%)144A±	7.21	4-15-2030	2,660,000	2,636,301
Sound Point CLO VIII-R Ltd. Series 2015-1RA Class AR (U.S. SOFR 3 Month+1.34%)144A±	6.74	4-15-2030	437,776	436,454
SpringCastle America Funding LLC Series 2020-AA Class A144A	1.97	9-25-2037	706,361	646,840
Store Master Funding I-VII Series 2018-1A Class A2144A	4.29	10-20-2048	955,679	882,096
Taco Bell Funding LLC Series 2021-1A Class A2I144A	1.95	8-25-2051	2,711,700	2,381,068
THL Credit Wind River CLO Ltd. Series 2013-2A Class AR2 (U.S. SOFR 3 Month+1.26%)144A±	6.66	10-18-2030	2,852,636	2,843,018
Towd Point Asset Trust Series 2018-SL1 Class A (U.S. SOFR 1 Month+0.71%)144A±	6.06	1-25-2046	126,220	125,929
Towd Point Mortgage Trust Series 2019-MH1 Class A1144A±±	3.00	11-25-2058	38,144	37,889
Venture XXIX CLO Ltd. Series 2017-29A Class AR (U.S. SOFR 3 Month+1.25%)144A±	6.63	9-7-2030	2,092,927	2,085,916
Vibrant CLO VI Ltd. Series 2017-6A Class AR (U.S. SOFR 3 Month+1.21%)144A±	6.61	6-20-2029	708,160	707,365
Zais CLO 6 Ltd. Series 2017-1A Class CR (U.S. SOFR 3 Month+2.91%)144A±	8.31	7-15-2029	2,050,000	2,031,961
Total asset-backed securities (Cost $103,976,473)				100,746,456

	Shares
Common stocks: 0.01%
Consumer discretionary: 0.01%
Hotels, restaurants & leisure: 0.01%
Royal Caribbean Cruises Ltd.†	535	57,491
Total common stocks (Cost $116,969)		57,491
See accompanying notes to portfolio of investments
Allspring Short-Term Bond Plus Fund | 3

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 28.86%
Basic materials: 0.65%
Chemicals: 0.23%
International Flavors & Fragrances, Inc.144A	1.23%	10-1-2025	$1,500,000	$1,369,853
Mining: 0.42%
Glencore Funding LLC144A	5.40	5-8-2028	2,465,000	2,449,757
Communications: 0.62%
Media: 0.34%
Charter Communications Operating LLC/Charter Communications Operating Capital	6.15	11-10-2026	2,000,000	2,025,183
Telecommunications: 0.28%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	4.74	3-20-2025	750,000	743,766
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	5.15	9-20-2029	900,000	887,252
				1,631,018
Consumer, cyclical: 5.37%
Airlines: 0.56%
American Airlines Pass-Through Trust Series 2017-2 Class B	3.70	4-15-2027	1,331,748	1,241,167
Delta Air Lines, Inc./SkyMiles IP Ltd.144A	4.50	10-20-2025	1,636,666	1,597,239
United Airlines Pass-Through Trust Series 2020-1 Class B	4.88	7-15-2027	492,480	472,178
				3,310,584
Apparel: 0.89%
Michael Kors USA, Inc.144A	4.25	11-1-2024	2,241,000	2,193,446
Tapestry, Inc.	7.00	11-27-2026	3,000,000	3,032,351
				5,225,797
Auto manufacturers: 2.20%
American Honda Finance Corp.	5.80	10-3-2025	3,000,000	3,026,823
Daimler Truck Finance North America LLC144A	5.15	1-16-2026	2,000,000	1,987,183
Ford Motor Credit Co. LLC	2.30	2-10-2025	4,000,000	3,801,231
Hyundai Capital America144A	1.30	1-8-2026	1,115,000	1,016,973
Hyundai Capital America144A	5.65	6-26-2026	1,080,000	1,076,816
Nissan Motor Acceptance Co. LLC144A	6.95	9-15-2026	2,000,000	2,036,870
				12,945,896
Entertainment: 0.41%
Warnermedia Holdings, Inc.	3.64	3-15-2025	1,000,000	972,819
Warnermedia Holdings, Inc.	3.76	3-15-2027	1,500,000	1,415,358
				2,388,177
Housewares: 0.37%
Newell Brands, Inc.	5.20	4-1-2026	2,250,000	2,172,033
See accompanying notes to portfolio of investments
4 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Lodging: 0.53%
Genting New York LLC/GENNY Capital, Inc.144A	3.30%	2-15-2026	$1,080,000	$977,344
Las Vegas Sands Corp.	3.20	8-8-2024	2,155,000	2,106,460
				3,083,804
Retail: 0.41%
Advance Auto Parts, Inc.	5.95	3-9-2028	2,500,000	2,392,103
Consumer, non-cyclical: 2.74%
Agriculture: 0.78%
Altria Group, Inc.	1.70	6-15-2025	1,515,000	1,592,812
Philip Morris International, Inc.	4.88	2-15-2028	3,000,000	2,966,829
				4,559,641
Commercial services: 1.03%
CoreCivic, Inc.	8.25	4-15-2026	2,500,000	2,549,762
Equifax, Inc.	5.10	6-1-2028	2,205,000	2,178,405
UL Solutions, Inc.144A	6.50	10-20-2028	1,275,000	1,308,429
				6,036,596
Food: 0.44%
J M Smucker Co.	5.90	11-15-2028	2,500,000	2,558,939
Pharmaceuticals: 0.49%
Bayer U.S. Finance LLC144A	6.13	11-21-2026	1,000,000	1,002,517
Utah Acquisition Sub, Inc.	3.95	6-15-2026	2,000,000	1,906,464
				2,908,981
Financial: 14.78%
Banks: 5.88%
Bank of America Corp. (U.S. SOFR+0.65%)±	1.53	12-6-2025	2,500,000	2,382,209
Bank of America Corp. Series N (U.S. SOFR+0.91%)±	1.66	3-11-2027	2,370,000	2,162,466
Citigroup, Inc. (U.S. SOFR+1.28%)±	3.07	2-24-2028	2,500,000	2,317,610
Citigroup, Inc. (U.S. SOFR+1.55%)±	5.61	9-29-2026	3,000,000	2,996,449
Goldman Sachs Group, Inc. (U.S. SOFR+0.91%)±	1.95	10-21-2027	3,000,000	2,693,957
JPMorgan Chase & Co. (U.S. SOFR+0.49%)±	0.77	8-9-2025	2,000,000	1,926,272
JPMorgan Chase & Co. (U.S. SOFR+1.33%)±	6.07	10-22-2027	3,000,000	3,048,716
JPMorgan Chase & Co. (U.S. SOFR 3 Month+0.54%)±	0.82	6-1-2025	1,220,000	1,186,969
JPMorgan Chase & Co. (U.S. SOFR 3 Month+0.70%)±	1.04	2-4-2027	835,000	757,329
Morgan Stanley (U.S. SOFR+0.56%)±	1.16	10-21-2025	2,000,000	1,909,133
Morgan Stanley (U.S. SOFR+1.73%)±	5.12	2-1-2029	2,035,000	2,003,029
Morgan Stanley (U.S. SOFR+1.99%)±	2.19	4-28-2026	2,305,000	2,191,603
Santander Holdings USA, Inc. (U.S. SOFR+1.38%)±	4.26	6-9-2025	800,000	785,803
Santander Holdings USA, Inc. (U.S. SOFR+2.33%)±	5.81	9-9-2026	1,250,000	1,236,858
Truist Financial Corp. (U.S. SOFR+2.05%)±	6.05	6-8-2027	1,000,000	1,001,308
U.S. Bancorp (U.S. SOFR+2.02%)±	5.78	6-12-2029	3,135,000	3,132,852
Wells Fargo & Co. (U.S. SOFR+1.51%)±	3.53	3-24-2028	3,000,000	2,812,706
				34,545,269
See accompanying notes to portfolio of investments
Allspring Short-Term Bond Plus Fund | 5

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services: 1.31%
Aviation Capital Group LLC144A	6.75%	10-25-2028	$1,000,000	$1,012,795
Blackstone Holdings Finance Co. LLC144A	5.90	11-3-2027	2,145,000	2,184,224
Capital One Financial Corp.	0.80	6-12-2024	2,500,000	2,662,853
GTP Acquisition Partners I LLC Series 2015-2 Class A144A	3.48	6-15-2050	1,900,000	1,830,597
				7,690,469
Insurance: 5.16%
Allied World Assurance Co. Holdings Ltd.	4.35	10-29-2025	2,880,000	2,783,585
Athene Global Funding	0.37	9-10-2026	2,000,000	1,950,175
Brighthouse Financial Global Funding144A	1.00	4-12-2024	2,000,000	1,964,600
Equitable Financial Life Global Funding144A	5.50	12-2-2025	2,080,000	2,062,404
GA Global Funding Trust144A	1.00	4-8-2024	3,022,000	2,960,143
Guardian Life Global Funding144A	5.55	10-28-2027	2,815,000	2,845,324
Lincoln National Corp.	3.63	12-12-2026	1,500,000	1,414,033
Metropolitan Life Global Funding I144A	4.40	6-30-2027	2,000,000	1,925,527
Minnesota Life Insurance Co.144A	8.25	9-15-2025	3,000,000	3,083,462
New York Life Global Funding144A	4.90	6-13-2028	3,000,000	2,963,851
Northwestern Mutual Global Funding144A	4.90	6-12-2028	3,000,000	2,956,615
Pine Street Trust I144A	4.57	2-15-2029	952,000	882,636
Protective Life Global Funding144A	1.62	4-15-2026	2,370,000	2,148,543
Security Benefit Global Funding144A	1.25	5-17-2024	335,000	326,389
				30,267,287
REITS: 2.43%
Boston Properties LP	3.20	1-15-2025	500,000	482,498
Brandywine Operating Partnership LP	7.80	3-15-2028	1,140,000	1,091,914
EPR Properties	4.50	4-1-2025	1,500,000	1,459,553
Omega Healthcare Investors, Inc.	4.75	1-15-2028	145,000	135,347
Piedmont Operating Partnership LP	9.25	7-20-2028	980,000	1,001,211
Realty Income Corp.	4.70	12-15-2028	3,000,000	2,923,797
Sabra Health Care LP	5.13	8-15-2026	1,490,000	1,442,306
SITE Centers Corp.	4.70	6-1-2027	380,000	367,048
Starwood Property Trust, Inc.144A	3.75	12-31-2024	65,000	62,862
Tanger Properties LP	3.13	9-1-2026	1,171,000	1,077,665
VICI Properties LP	4.38	5-15-2025	1,835,000	1,787,064
WEA Finance LLC/Westfield U.K. & Europe Finance PLC144A	3.75	9-17-2024	2,500,000	2,427,343
				14,258,608
Industrial: 1.39%
Building materials: 0.24%
Mohawk Industries, Inc.	5.85	9-18-2028	1,365,000	1,383,017
Transportation: 0.51%
TTX Co.144A	5.50	9-25-2026	3,000,000	3,020,523
Trucking & leasing: 0.64%
DAE Funding LLC144A	1.55	8-1-2024	1,000,000	967,544
See accompanying notes to portfolio of investments
6 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal		Value
Trucking & leasing(continued)
Penske Truck Leasing Co. LP/PTL Finance Corp.144A	5.75%	5-24-2026		$1,800,000	$1,793,529
Penske Truck Leasing Co. LP/PTL Finance Corp.144A	6.05	8-1-2028		1,000,000	1,007,629
					3,768,702
Technology: 0.30%
Computers: 0.30%
Kyndryl Holdings, Inc.	2.05	10-15-2026		2,010,000	1,795,406
Utilities: 3.01%
Electric: 3.01%
Alliant Energy Finance LLC144A	5.95	3-30-2029		1,250,000	1,269,153
CenterPoint Energy Houston Electric LLC	5.20	10-1-2028		3,000,000	3,025,909
CenterPoint Energy, Inc. (U.S. SOFR+0.65%)±	6.00	5-13-2024		680,000	679,729
Evergy Missouri West, Inc.144A	5.15	12-15-2027		2,500,000	2,468,459
National Rural Utilities Cooperative Finance Corp.	5.05	9-15-2028		3,000,000	3,008,458
NextEra Energy Capital Holdings, Inc.	6.05	3-1-2025		1,750,000	1,756,304
San Diego Gas & Electric Co.	4.95	8-15-2028		2,540,000	2,530,230
Vistra Operations Co. LLC144A	3.55	7-15-2024		3,000,000	2,937,549
					17,675,791
Total corporate bonds and notes (Cost $172,585,687)					169,463,434
Foreign corporate bonds and notes: 1.85%
Communications: 0.46%
Telecommunications: 0.46%
SES SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.19%)ʊ±	2.88	5-27-2026	EUR	1,625,000	1,579,869
Telecom Italia SpA	6.88	2-15-2028	EUR	1,000,000	1,126,598
					2,706,467
Consumer, cyclical: 0.63%
Auto parts & equipment: 0.50%
Conti-Gummi Finance BV	1.13	9-25-2024	EUR	2,000,000	2,124,383
Forvia SE	7.25	6-15-2026	EUR	700,000	794,790
					2,919,173
Entertainment: 0.13%
Cirsa Finance International Sarl144A	10.38	11-30-2027	EUR	650,000	765,857
Consumer, non-cyclical: 0.17%
Commercial services: 0.06%
Verisure Holding AB144A	9.25	10-15-2027	EUR	300,000	349,780
Pharmaceuticals: 0.11%
Bayer AG (EURIBOR ICE Swap Rate 11:00am+2.65%)±	2.38	11-12-2079	EUR	600,000	615,547
Financial: 0.35%
Banks: 0.09%
Banco BPM SpA	0.88	7-15-2026	EUR	540,000	541,285
See accompanying notes to portfolio of investments
Allspring Short-Term Bond Plus Fund | 7

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal		Value
Real estate: 0.26%
Aedas Homes Opco SLU144A	4.00%	8-15-2026	EUR	1,500,000	$1,528,255
Industrial: 0.24%
Packaging & containers: 0.24%
Canpack SA/Canpack U.S. LLC144A	2.38	11-1-2027	EUR	1,500,000	1,420,559
Total foreign corporate bonds and notes (Cost $11,719,039)					10,846,923
Foreign government bonds: 3.26%
Brazil: 0.58%
Brazil ¤	0.00	1-1-2024	BRL	17,000,000	3,420,616
France: 1.72%
France	0.75	2-25-2028	EUR	10,045,000	10,075,386
Malaysia: 0.12%
Malaysia	3.88	3-14-2025	MYR	3,300,000	712,788
Spain: 0.44%
Spain¤	0.00	1-31-2028	EUR	2,680,000	2,577,067
United Kingdom: 0.40%
U.K. Gilts	1.63	10-22-2028	GBP	2,100,000	2,371,885
Total foreign government bonds (Cost $18,902,608)					19,157,742

	Shares
Investment companies: 0.57%
Exchange-traded funds: 0.57%
iShares 0-5 Year High Yield Corporate Bond ETF	80,600	3,364,244
Total investment companies (Cost $3,310,905)		3,364,244

			Principal
Loans: 0.32%
Communications: 0.32%
Media: 0.32%
CSC Holdings LLC (1 Month LIBOR+2.25%)±	7.69	7-17-2025	$1,933,953	1,887,055
Total loans (Cost $1,914,683)				1,887,055
Municipal obligations: 0.13%
Indiana: 0.13%
Education revenue: 0.13%
Indiana Secondary Market for Education Loans, Inc. (U.S. SOFR 1 Month+0.80%)±	6.23	2-25-2044	772,649	771,401
Total municipal obligations (Cost $765,917)				771,401
See accompanying notes to portfolio of investments
8 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities: 8.49%
Ajax Mortgage Loan Trust Series 2021-E Class A1144A±±	1.74%	12-25-2060	$2,877,134	$2,442,917
Angel Oak Mortgage Trust Series 2020-4 Class A1144A±±	1.47	6-25-2065	329,072	302,364
Angel Oak Mortgage Trust Series 2020-R1 Class A1144A±±	0.99	4-25-2053	522,340	471,060
Brean Asset-Backed Securities Trust Series 2021-RM2 Class A144A±±	1.75	10-25-2061	1,717,290	1,485,724
Bunker Hill Loan Depositary Trust Series 2019-3 Class A1144A	2.72	11-25-2059	215,501	207,767
BX Trust Series 2021-ARIA Class D (U.S. SOFR 1 Month+2.01%)144A±	7.33	10-15-2036	2,165,000	2,040,002
Cascade Funding Mortgage Trust Series 2018-RM2 Class A144A±±	4.00	10-25-2068	156,833	155,226
Cascade Funding Mortgage Trust Series 2018-RM2 Class B144A±±	4.00	10-25-2068	910,386	883,592
CHL Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1±±	5.39	6-19-2031	56,472	54,182
COLT Mortgage Loan Trust Series 2020-2 Class A1144A±±	1.85	3-25-2065	19,838	19,698
COMM Mortgage Trust Series 2012-CR4 Class AM	3.25	10-15-2045	2,000,000	1,687,710
COMM Mortgage Trust Series 2014-CR14 Class B±±	4.67	2-10-2047	680,000	598,227
CSAIL Commercial Mortgage Trust Series 2016-C5 Class A4	3.49	11-15-2048	817,720	780,997
CSMC Trust Series 2020-AFC1 Class A3144A±±	2.51	2-25-2050	574,427	521,817
CSMC Trust Series 2021-AFC1 Class A2144A±±	1.07	3-25-2056	1,290,674	972,908
FWD Securitization Trust Series 2020-INV1 Class A3144A±±	2.44	1-25-2050	674,533	598,693
GCAT Trust Series 2021-NQM1 Class A1144A±±	0.87	1-25-2066	1,044,438	834,691
GS Mortgage Securities Trust Series 2014-GC22 Class A3	3.52	6-10-2047	1,233,338	1,216,665
GSMPS Mortgage Loan Trust Series 1998-1 Class A144A±±	8.00	9-19-2027	97,604	91,683
Hudsons Bay Simon JV Trust Series 2015-HB10 Class A10144A	4.15	8-5-2034	2,215,000	1,924,926
Imperial Fund Mortgage Trust Series 2021-NQM3 Class A1144A±±	1.60	11-25-2056	2,425,167	1,956,317
Imperial Fund Mortgage Trust Series 2022-NQM3 Class A3144A±±	4.45	5-25-2067	4,005,000	3,157,493
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PHH Class A (U.S. SOFR 1 Month+1.26%)144A±	6.58	6-15-2035	566,915	502,227
JP Morgan Mortgage Trust Series 2020-2 Class A7144A±±	3.50	7-25-2050	927,143	784,433
MASTR Adjustable Rate Mortgages Trust Series 2002-3 Class 4A1±±	4.75	10-25-2032	702	661
Med Trust Series 2021-MDLN Class B (U.S. SOFR 1 Month+1.56%)144A±	6.89	11-15-2038	2,985,671	2,905,103
Merrill Lynch Golden National MTGE Asset Backed Certificates Series 1998-GN1 Class M2	8.02	2-25-2027	34,322	33,602
MFA Trust Series 2020-NQM1 Class A2144A±±	1.79	8-25-2049	462,602	421,747
MFA Trust Series 2021-NQM1 Class A2144A±±	1.38	4-25-2065	693,564	612,157
Morgan Stanley Capital I Trust Series 2014-150E Class A144A	3.91	9-9-2032	800,000	642,071
New Residential Mortgage Loan Trust Series 2018-5A Class A1A144A±±	4.25	12-25-2057	1,570,866	1,482,865
New Residential Mortgage Loan Trust Series 2019-6A Class A1B144A±±	3.50	9-25-2059	997,882	913,772
NYMT Loan Trust Series 2022-CP1 Class A1144A	2.04	7-25-2061	2,390,377	2,137,030
OPG Trust Series 2021-PORT Class B (U.S. SOFR 1 Month+0.83%)144A±	6.15	10-15-2036	3,028,424	2,933,384
See accompanying notes to portfolio of investments
Allspring Short-Term Bond Plus Fund | 9

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
PKHL Commercial Mortgage Trust Series 2021-MF Class B (U.S. SOFR 1 Month+1.29%)144A±	6.62%	7-15-2038	$3,342,000	$3,032,808
RCKT Mortgage Trust Series 2023-CES2 Class A1A144A±±	6.81	9-25-2043	1,335,976	1,333,085
RCKT Mortgage Trust Series 2023-CES3 Class A1A144A	7.11	11-25-2043	1,990,000	2,009,729
Ready Capital Mortgage Trust Series 2019-5 Class A144A	3.78	2-25-2052	28,907	28,811
Residential Mortgage Loan Trust Series 2021-1R Class A2144A±±	1.10	1-25-2065	226,609	206,288
Starwood Mortgage Residential Trust Series 2020-1 Class A3144A±±	2.56	2-25-2050	1,100,371	1,022,157
Towd Point Mortgage Trust Series 2017-1 Class A1144A±±	2.75	10-25-2056	99,289	98,492
Towd Point Mortgage Trust Series 2017-4 Class A1144A±±	2.75	6-25-2057	300,376	284,900
Towd Point Mortgage Trust Series 2019-4 Class A1144A±±	2.90	10-25-2059	799,370	737,699
UBS Commercial Mortgage Trust Series 2018-NYCH Class A (U.S. SOFR 1 Month+0.90%)144A±	6.22	2-15-2032	1,459,270	1,443,537
Verus Securitization Trust Series 2021-2 Class A1144A±±	1.03	2-25-2066	1,564,196	1,305,050
Verus Securitization Trust Series 2021-8 Class A2144A±±	2.29	11-25-2066	1,956,764	1,605,889
Verus Securitization Trust Series 2021-R1 Class A2144A±±	1.06	10-25-2063	104,452	93,748
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	875,101	772,761
Wilshire Funding Corp. Series 1996-3 Class M2±±	7.55	8-25-2032	47,308	47,592
Wilshire Funding Corp. Series 1996-3 Class M3±±	7.55	8-25-2032	25,708	25,093
Wilshire Funding Corp. Series 1998-WFC2 Class M1 (12 Month Treasury Average+2.00%)±	6.63	12-28-2037	3,306	3,251
Total non-agency mortgage-backed securities (Cost $55,296,870)				49,824,601
U.S. Treasury securities: 22.27%
U.S. Treasury Notes	0.38	12-31-2025	53,305,000	48,849,035
U.S. Treasury Notes	1.13	1-15-2025	39,905,000	38,174,744
U.S. Treasury Notes	2.88	6-15-2025	2,470,000	2,396,383
U.S. Treasury Notes	3.25	8-31-2024	23,505,000	23,152,425
U.S. Treasury Notes	3.50	9-15-2025	1,690,000	1,652,701
U.S. Treasury Notes	4.63	2-28-2025	2,480,000	2,467,116
U.S. Treasury Notes	5.00	8-31-2025	14,000,000	14,042,656
Total U.S. Treasury securities (Cost $132,089,194)				130,735,060
Yankee corporate bonds and notes: 11.58%
Communications: 0.31%
Internet: 0.31%
Prosus NV144A	3.26	1-19-2027	2,000,000	1,813,853
Consumer, non-cyclical: 0.63%
Agriculture: 0.33%
Viterra Finance BV144A	4.90	4-21-2027	2,000,000	1,943,559
Beverages: 0.30%
JDE Peet’s NV144A	0.80	9-24-2024	1,810,000	1,733,005
See accompanying notes to portfolio of investments
10 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Energy: 0.49%
Oil & gas: 0.49%
BP Capital Markets PLC (5 Year Treasury Constant Maturity+4.04%)ʊ±	4.38%	6-22-2025	$3,000,000	$2,890,434
Financial: 8.33%
Banks: 7.18%
AIB Group PLC (U.S. SOFR+2.33%)144A±	6.61	9-13-2029	1,700,000	1,732,776
Banco Santander SA (1 Year Treasury Constant Maturity+0.45%)±	5.77	6-30-2024	2,000,000	1,997,062
Banque Federative du Credit Mutuel SA144A	4.52	7-13-2025	3,000,000	2,949,283
Barclays PLC (1 Year Treasury Constant Maturity+0.80%)±	1.01	12-10-2024	1,155,000	1,147,141
BNP Paribas SA (U.S. SOFR+1.00%)144A±	1.32	1-13-2027	1,545,000	1,403,975
BPCE SA144A	4.75	7-19-2027	2,560,000	2,468,968
Danske Bank AS (1 Year Treasury Constant Maturity+0.55%)144A±	0.98	9-10-2025	2,000,000	1,921,969
Danske Bank AS (1 Year Treasury Constant Maturity+2.10%)144A±	6.47	1-9-2026	1,000,000	1,002,458
Federation des Caisses Desjardins du Quebec144A	5.70	3-14-2028	1,490,000	1,495,433
HSBC Holdings PLC (U.S. SOFR+0.71%)±	0.98	5-24-2025	600,000	584,564
HSBC Holdings PLC (U.S. SOFR+1.10%)±	2.25	11-22-2027	1,760,000	1,592,515
Intesa Sanpaolo SpA Series XR144A	3.25	9-23-2024	2,000,000	1,953,026
Macquarie Group Ltd. (U.S. SOFR+1.07%)144A±	1.34	1-12-2027	1,885,000	1,709,247
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+1.08%)±	5.72	2-20-2026	3,000,000	2,998,643
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+1.90%)±	5.35	9-13-2028	2,950,000	2,941,886
Mizuho Financial Group, Inc. (U.S. SOFR 3 Month+1.24%)±	2.84	7-16-2025	1,000,000	980,633
Sumitomo Mitsui Financial Group, Inc.	5.52	1-13-2028	2,840,000	2,853,830
Swedbank AB144A	6.14	9-12-2026	3,000,000	3,015,341
Toronto-Dominion Bank	5.52	7-17-2028	1,000,000	1,007,130
UBS Group AG (1 Year Treasury Constant Maturity+0.85%)144A±	1.49	8-10-2027	2,000,000	1,776,711
UBS Group AG (1 Year Treasury Constant Maturity+1.08%)144A±	1.36	1-30-2027	2,000,000	1,807,665
UBS Group AG (U.S. SOFR+2.04%)144A±	2.19	6-5-2026	3,000,000	2,821,199
				42,161,455
Diversified financial services: 0.55%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	1.65	10-29-2024	654,000	627,520
AerCap Ireland Capital DAC/AerCap Global Aviation Trust144A	6.45	4-15-2027	1,665,000	1,687,161
Avolon Holdings Funding Ltd.144A	5.50	1-15-2026	965,000	946,180
				3,260,861
Real estate: 0.27%
Ontario Teachers’ Cadillac Fairview Properties Trust144A	3.88	3-20-2027	1,687,000	1,577,388
REITS: 0.33%
Scentre Group Trust 1/Scentre Group Trust 2144A	3.63	1-28-2026	2,000,000	1,918,750
See accompanying notes to portfolio of investments
Allspring Short-Term Bond Plus Fund | 11

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Government securities: 1.19%
Multi-national: 1.19%
African Export-Import Bank144A	2.63%	5-17-2026	$2,185,000	$1,991,190
Banque Ouest Africaine de Developpement144A	5.00	7-27-2027	3,000,000	2,743,626
Central American Bank for Economic Integration144A	1.14	2-9-2026	2,500,000	2,272,685
				7,007,501
Industrial: 0.17%
Trucking & leasing: 0.17%
SMBC Aviation Capital Finance DAC144A	5.45	5-3-2028	1,005,000	989,584
Technology: 0.46%
Semiconductors: 0.46%
Renesas Electronics Corp.144A	1.54	11-26-2024	2,830,000	2,702,176
Total yankee corporate bonds and notes (Cost $69,986,134)				67,998,566

		Yield	Shares
Short-term investments: 3.86%
Investment companies: 3.86%
Allspring Government Money Market Fund Select Class♠∞##		5.29	22,659,695	22,659,695
Total short-term investments (Cost $22,659,695)				22,659,695
Total investments in securities (Cost $602,735,409)	99.95%			586,860,092
Other assets and liabilities, net	0.05			297,655
Total net assets	100.00%			$587,157,747

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

%%	The security is purchased on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ƒ
Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

‡	Security is valued using significant unobservable inputs.
†	Non-income-earning security
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
¤	The security is issued in zero coupon form with no periodic interest payments.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.

See accompanying notes to portfolio of investments
12 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—November 30, 2023 (unaudited)

Abbreviations:
BRL	Brazilian real
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MYR	Malaysian ringgit
REIT	Real estate investment trust
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$13,985,749	$65,355,099	$(56,681,153)	$0	$0	$22,659,695	22,659,695	$250,801
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	27,667,072	EUR	25,872,600	Morgan Stanley, Inc.	12-29-2023	$0	$(527,859)
USD	263,935	EUR	250,000	Morgan Stanley, Inc.	12-29-2023	0	(8,505)
USD	1,478,210	EUR	1,350,000	Morgan Stanley, Inc.	12-29-2023	7,033	0
USD	5,655,859	GBP	4,560,000	Morgan Stanley, Inc.	12-29-2023	0	(102,270)
USD	1,398,917	GBP	1,145,000	Morgan Stanley, Inc.	12-29-2023	0	(46,928)
USD	1,614,383	GBP	1,315,000	Morgan Stanley, Inc.	12-29-2023	0	(46,130)
GBP	3,600,000	USD	4,465,008	Morgan Stanley, Inc.	12-29-2023	80,883	0
GBP	1,625,000	USD	2,065,632	Morgan Stanley, Inc.	12-29-2023	0	(13,667)
JPY	90,451,034	EUR	579,345	Morgan Stanley, Inc.	12-29-2023	0	(18,762)
USD	1,455,947	MYR	6,800,000	Morgan Stanley, Inc.	12-29-2023	0	(5,900)
MYR	3,640,000	USD	785,329	Morgan Stanley, Inc.	12-29-2023	0	(2,811)
						$87,916	$(772,832)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	1,225	3-28-2024	$249,558,201	$250,464,649	$906,448	$0
Short
5-Year Euro-BOBL Futures	(39)	12-7-2023	(4,958,703)	(4,988,054)	0	(29,351)
10-Year U.S. Treasury Notes	(41)	3-19-2024	(4,481,743)	(4,501,672)	0	(19,929)
5-Year U.S. Treasury Notes	(549)	3-28-2024	(58,386,050)	(58,661,508)	0	(275,458)
					$906,448	$(324,738)
See accompanying notes to portfolio of investments
Allspring Short-Term Bond Plus Fund | 13

Notes to portfolio of investments—November 30, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses
14 | Allspring Short-Term Bond Plus Fund

Notes to portfolio of investments—November 30, 2023 (unaudited)
on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Short-Term Bond Plus Fund | 15

Notes to portfolio of investments—November 30, 2023 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$9,347,424	$0	$9,347,424
Asset-backed securities	0	99,676,456	1,070,000	100,746,456
Common stocks
Consumer discretionary	57,491	0	0	57,491
Corporate bonds and notes	0	169,463,434	0	169,463,434
Foreign corporate bonds and notes	0	10,846,923	0	10,846,923
Foreign government bonds	0	19,157,742	0	19,157,742
Investment companies	3,364,244	0	0	3,364,244
Loans	0	1,887,055	0	1,887,055
Municipal obligations	0	771,401	0	771,401
Non-agency mortgage-backed securities	0	49,824,601	0	49,824,601
U.S. Treasury securities	130,735,060	0	0	130,735,060
Yankee corporate bonds and notes	0	67,998,566	0	67,998,566
Short-term investments
Investment companies	22,659,695	0	0	22,659,695
	156,816,490	428,973,602	1,070,000	586,860,092
Forward foreign currency contracts	0	87,916	0	87,916
Futures contracts	906,448	0	0	906,448
Total assets	$157,722,938	$429,061,518	$1,070,000	$587,854,456
Liabilities
Forward foreign currency contracts	$0	$772,832	$0	$772,832
Futures contracts	324,738	0	0	324,738
Total liabilities	$324,738	$772,832	$0	$1,097,570
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of November 30, 2023, $1,835,000 was segregated as cash collateral for these open futures contracts.
At November 30, 2023, the Fund did not have any transfers into/out of Level 3.
16 | Allspring Short-Term Bond Plus Fund